Income Taxes - Components of Income (Loss) From Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
United States	$ (66,384)	$ (47,877)	$ (49,029)
Foreign	33,461	22,021	36,170
Loss from continuing operations before income taxes	$ (32,923)	$ (25,856)	$ (12,859)